Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 91.4%
Alabama - 1.2%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 970,000	$ 1,026,597
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	210,000	210,292
Homewood Educational Building Authority, Revenue Bonds,
Series C,
5.00%, 10/01/2056	145,000	142,838
		1,379,727
Arizona - 2.5%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	155,635
Series A,
5.00%, 07/01/2027 - 07/01/2031	255,000	266,733
Series B,
5.00%, 07/01/2028	80,000	81,469
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds,
4.63%, 07/01/2026 (A)	255,000	254,656
Series A,
5.00%, 07/01/2041	35,000	35,026
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,130,000	1,801,357
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	110,711
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	75,000	72,509
Series A,
4.00%, 12/01/2038	25,000	23,852
		2,801,948
California - 4.3%
Antelope Valley Community College District, General Obligation Unlimited,
Series D,
Zero Coupon, 08/01/2038 (B)	775,000	446,535
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (A)	500,000	500,444
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 02/11/2025,
8.00% (C), 01/01/2050 (A)	1,000,000	1,029,860
Series A-1,
5.00%, 01/01/2056 (A)	130,000	125,183
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046 - 11/15/2056	190,000	154,116
5.50%, 06/01/2054 (A)	850,000	836,546
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
Series A,
4.00%, 10/01/2044	$ 250,000	$ 228,657
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	207,154
California School Finance Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2054 (A)	200,000	203,295
5.88%, 06/01/2053 (A)	700,000	713,375
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	105,000	105,049
5.50%, 12/01/2054 - 12/01/2058 (A)	305,000	306,133
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	30,000	30,683
		4,887,030
Colorado - 17.6%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,048,965
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	1,014,757
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	531,357
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/01/2054	1,000,000	1,029,968
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,000,000	788,845
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2054	300,000	297,307
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,002,731
Colorado Science & Technology Park Metropolitan District No. 1, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2054	625,000	657,859
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	510,652
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	$ 400,000	$ 410,004
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	125,000	108,774
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	385,000	350,432
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	496,804
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,370,332
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	503,076
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
Zero Coupon, 12/15/2054 (A)	1,500,000	1,365,554
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	991,746
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	506,269
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	500,000	418,648
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
Zero Coupon, 09/20/2054 (A)	2,000,000	1,451,983
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	458,758
5.00%, 12/01/2041	1,365,000	1,184,377
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,022,751
Series A,
Zero Coupon, 12/01/2054	1,340,000	940,225
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,535,245
		19,997,419
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 0.0% (D)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series K,
4.00%, 07/01/2046	$ 25,000	$ 22,795
Delaware - 2.6%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	551,734
Series B,
5.00%, 11/15/2043	35,000	36,067
5.25%, 11/15/2053	1,500,000	1,545,378
Delaware Transportation Authority, Revenue Bonds,
5.00%, 06/01/2055	30,000	30,033
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	750,000	777,241
		2,940,453
District of Columbia - 1.6%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2049 - 07/01/2054	240,000	241,060
Series B,
5.00%, 07/01/2048	160,000	160,930
District of Columbia, Tax Allocation,
Series B,
Zero Coupon, 06/01/2049 (A)(E)	2,500,000	1,476,180
		1,878,170
Florida - 7.2%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	469,232
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	426,946
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	20,000	19,637
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,419,763
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	189,058
5.13%, 06/01/2040 (A)	400,000	401,988
2024-A, Fixed until 02/11/2025,
10.00% (C), 07/15/2059 (A)	750,000	776,897
Series A,
4.00%, 06/01/2030 - 06/15/2042	1,020,000	967,011
5.00%, 06/01/2040	830,000	791,463
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	200,781
2.00%, 07/01/2032	75,000	63,783
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	$ 100,000	$ 101,907
Series A,
5.00%, 11/01/2029 - 11/01/2052	455,000	480,059
Series B,
4.00%, 11/15/2041	500,000	482,985
5.00%, 11/15/2042	50,000	51,653
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	389,096
5.00%, 06/01/2056 (A)	1,000,000	869,499
Volusia County Educational Facility Authority, Revenue Bonds,
5.25%, 06/01/2054	145,000	149,096
		8,250,854
Georgia - 4.9%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	1,003,310
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	750,000	768,418
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	1,485,000	1,464,537
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	2,760,000	2,368,172
		5,604,437
Idaho - 2.0%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	25,000	22,092
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	450,000	442,386
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,755,724
		2,220,202
Illinois - 0.8%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	410,000	409,979
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	150,180
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	13,211
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	$ 21,154	$ 21,913
7.35%, 07/01/2035	15,714	16,795
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	312,380
		924,458
Indiana - 0.0% (D)
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	33,371
Iowa - 0.1%
Lake Panorama Improvement Zone, Tax Allocation,
AGM,
5.85%, 06/01/2038	105,000	114,956
Kansas - 1.3%
Kansas Independent College Finance Authority, Revenue Bonds,
Series B,
8.50%, 05/01/2025	500,000	502,832
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2045	300,000	300,796
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited,
BAM,
5.25%, 09/01/2055 (B)	500,000	531,555
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	100,000	89,181
		1,424,364
Louisiana - 1.6%
Greater New Orleans Expressway Commission, Revenue Bonds,
AGM,
5.00%, 11/01/2047	250,000	251,728
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,155,000	1,043,247
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	547,659
		1,842,634
Maine - 0.0% (D)
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series C, AGM,
5.13%, 07/01/2052	40,000	41,794
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.2%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	$ 15,000	$ 15,087
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	225,000	226,745
		241,832
Massachusetts - 0.4%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	325,000	328,050
Series E,
4.00%, 07/01/2038	85,000	81,297
5.00%, 07/01/2036	35,000	35,411
		444,758
Michigan - 0.5%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	587,230
Minnesota - 0.7%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	55,000	53,458
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	229,171
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	536,794
		819,423
Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	315,000	239,096
Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.25%, 02/01/2054	500,000	516,057
Nebraska - 0.9%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,013
Nevada - 0.1%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	55,000	56,240
New Hampshire - 1.5%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (A)	2,500,000	1,680,314
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 1.2%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	$ 500,000	$ 225,000
5.13%, 12/01/2045 (F)(G)	30,000	13,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	762,057
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2047	35,000	32,571
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2046	185,000	185,297
Passaic County Improvement Authority, Revenue Bonds,
5.50%, 07/01/2058	150,000	154,354
		1,372,779
New Mexico - 0.5%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	625,000	606,730
New York - 1.7%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	30,822
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	187,761
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	282,273
New York City Industrial Development Agency, Revenue Bonds,
FGIC,CPI-YoY + 0.89%,
3.64% (C), 03/01/2027	20,000	19,983
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	100,590
New York Transportation Development Corp., Revenue Bonds,
Series B, AGC,
Zero Coupon, 12/31/2054	500,000	311,700
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	789,561
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	52,893
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	$ 215,000	$ 209,785
		1,985,368
North Carolina - 0.8%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 09/01/2050	50,000	41,404
Series C,
3.00%, 10/01/2036	25,000	22,280
4.00%, 10/01/2031	50,000	49,942
5.00%, 10/01/2036	800,000	810,911
		924,537
North Dakota - 2.6%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2035 - 12/01/2046	1,500,000	1,407,230
Series A,
4.00%, 12/01/2047	330,000	286,091
5.00%, 12/01/2037 - 12/01/2048	465,000	478,681
City of Horace, General Obligation Unlimited,
Series C,
5.00%, 05/01/2050	750,000	757,151
		2,929,153
Ohio - 6.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,375,753
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (E)	20,000	20,023
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	760,000	700,670
County of Hamilton, Revenue Bonds,
Series A,
5.25%, 01/01/2038	1,000,000	1,046,868
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	800,000	802,072
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	142,906
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.38%, 12/01/2052	720,000	734,783
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series B,
5.00%, 12/01/2063	345,000	353,518
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	$ 600,000	$ 645,902
Series C,
3.00%, 12/01/2031	800,000	732,567
Series D-1,
3.00%, 12/01/2030	525,000	480,913
Series H,
4.00%, 12/01/2041	570,000	507,790
		7,543,765
Oklahoma - 0.1%
Payne County Economic Development Authority, Revenue Bonds,
4.00%, 09/01/2030	140,000	135,667
Oregon - 0.5%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	740,000	580,008
Pennsylvania - 3.2%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(E)	1,000,000	1,011,517
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	10,000	9,742
5.00%, 01/01/2039 - 01/01/2045	520,000	492,214
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	100,000	101,340
Series A,
4.00%, 10/01/2041	150,000	132,757
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,798,226
4.13%, 12/31/2038	55,000	53,258
		3,599,054
South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	235,000	235,453
Tennessee - 1.0%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,020,000	1,089,284
Texas - 4.4%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	500,000	485,481
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Arlington Special Tax Revenue, Special Tax,
AGM,
5.00%, 02/15/2034	$ 15,000	$ 15,010
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	55,000	59,106
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	396,191
4.25%, 09/15/2051 (A)	514,000	429,209
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	46,754
Harris County Municipal Utility District No. 358, General Obligation Unlimited,
5.00%, 11/01/2035	960,000	960,417
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	245,000	235,789
5.00%, 01/01/2047 - 01/01/2055	1,000,000	907,755
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2049	500,000	521,934
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	223,767
Verandah Municipal Utility District, General Obligation Unlimited,
AGM,
75.00%, 09/01/2028	80,000	252,577
99.00%, 09/01/2025 - 09/01/2027	215,000	498,700
		5,032,690
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 10/01/2042 (E)	210,000	212,142
Utah - 4.8%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,472,649
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,461,805
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,555,111
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	1,015,067
		5,504,632
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 1.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, Revenue Bonds,
Series B,
4.75% (H), 07/15/2032	$ 15,000	$ 15,622
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,648,878
		1,664,500
Washington - 1.9%
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2044	450,000	476,750
Washington State Housing Finance Commission, Revenue Bonds,
6.38%, 07/01/2063 (A)	1,550,000	1,688,956
		2,165,706
Wisconsin - 7.5%
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 (A)(B)	1,500,000	844,530
6.38%, 07/01/2043 (A)	230,000	238,850
6.63%, 07/01/2053 (A)	500,000	519,624
6.75%, 07/01/2058 (A)	520,000	542,431
Series A,
4.00%, 07/01/2051	110,000	90,930
4.25%, 12/01/2051 (A)	1,500,000	1,241,510
5.25%, 06/15/2054	1,000,000	1,007,306
6.75%, 06/01/2062 (A)	650,000	653,662
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	497,070
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	100,000	85,879
4.00%, 12/01/2041 - 12/01/2056	1,735,000	1,279,656
5.75%, 08/15/2059	500,000	531,034
6.13%, 10/01/2059	1,000,000	1,033,698
		8,566,180
Total Municipal Government Obligations (Cost $108,971,661)		104,097,223
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(E)	141,915	137,420
Total Corporate Debt Security (Cost $140,165)		137,420
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
3.33% (I), 02/13/2025	$ 1,000,000	$ 998,819
3.60% (I), 02/18/2025	1,500,000	1,497,345
Total Short-Term U.S. Government Obligations (Cost $2,495,591)		2,496,164
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp., 1.80% (I), dated 01/31/2025, to be repurchased at $6,479,578 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $6,608,329.	6,478,606	6,478,606
Total Repurchase Agreement (Cost $6,478,606)		6,478,606
Total Investments (Cost $118,086,023)		113,209,413
Net Other Assets (Liabilities) - 0.6%		713,171
Net Assets - 100.0%		$ 113,922,584
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$104,097,223	$—	$104,097,223
Corporate Debt Security	—	137,420	—	137,420
Short-Term U.S. Government Obligations	—	2,496,164	—	2,496,164
Repurchase Agreement	—	6,478,606	—	6,478,606
Total Investments	$—	$113,209,413	$—	$113,209,413
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $40,733,425, representing 35.8% of the
Fund's net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A 5.25%, 05/01/2042	07/12/2024	$989,670	$1,011,517	0.9%
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,023	0.0 (D)
Municipal Government Obligations	District of Columbia Tax Allocation, Series B Zero Coupon, 06/01/2049	05/01/2024	1,302,435	1,476,180	1.3
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C 5.00%, 10/01/2042	06/03/2024	210,010	212,142	0.2
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	139,326	137,420	0.1
			$2,661,503	$2,857,282	2.5%

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2025, the value of this security is $238,500, representing 0.2% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at January 31, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds